Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Segment Information
Segment Information

Note 5: Segment Information

For a detailed discussion of the Company's principles regarding its operating segments refer to Note 15 to the Consolidated Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2010.

The following tables present the Company's operating segment results for the three and six months ended June 30, 2011 and 2010:

Three months ended June 30, 2011 (in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$740.9	$337.7	$341.5	$28.0	$1,448.1
Product sales and other	102.8	6.9	100.3	9.1	219.1
Equity earnings in affiliates(a)	—	—	9.7	—	9.7

Total segment reporting revenues	$843.7	$344.6	$451.5	$37.1	$1,676.9

Internal revenue	$4.6	$9.8	$2.4	$—	$16.8
External revenue	839.1	334.8	449.1	37.1	1,660.1
Depreciation and amortization	138.6	89.0	81.9	9.5	319.0
Segment EBITDA	352.2	142.5	119.1	(52.7)	561.1
Other operating expenses and other income (expense) excluding divestitures	(21.5)	(0.3)	(14.1)	17.0	(18.9)

Three months ended June 30, 2010 (in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$750.2	$341.5	$297.6	$36.1	$1,425.4
Product sales and other	103.5	9.9	82.5	13.5	209.4
Equity earnings in affiliates(a)	—	—	7.0	—	7.0

Total segment reporting revenues	$853.7	$351.4	$387.1	$49.6	$1,641.8

Internal revenue	$4.8	$9.5	$2.0	$—	$16.3
External revenue	848.9	341.9	385.1	49.6	1,625.5
Depreciation and amortization	168.8	91.9	68.4	10.2	339.3
Segment EBITDA	344.9	134.6	73.0	(39.6)	512.9
Other operating expenses and other income (expense) excluding divestitures	16.2	0.5	(4.0)	(10.1)	2.6

Six months ended June 30, 2011 (in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$1,405.0	$669.2	$665.2	$60.2	$2,799.6
Product sales and other	203.5	13.0	184.8	16.7	418.0
Equity earnings in affiliates(a)	—	—	16.8	—	16.8

Total segment reporting revenues	$1,608.5	$682.2	$866.8	$76.9	$3,234.4

Internal revenue	$9.0	$20.5	$4.6	$—	$34.1
External revenue	1,599.5	661.7	862.2	76.9	3,200.3
Depreciation and amortization	294.3	175.7	155.9	21.9	647.8
Segment EBITDA	637.7	279.2	210.8	(98.8)	1,028.9
Other operating expenses and other income (expense) excluding divestitures	(21.8)	(5.5)	(19.8)	(10.7)	(57.8)

Six months ended June 30, 2010 (in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$1,401.8	$679.8	$598.7	$75.0	$2,755.3
Product sales and other	189.1	17.7	166.3	32.8	405.9
Equity earnings in affiliates(a)	—	—	13.8	—	13.8

Total segment reporting revenues	$1,590.9	$697.5	$778.8	$107.8	$3,175.0

Internal revenue	$9.0	$18.0	$4.2	$—	$31.2
External revenue	1,581.9	679.5	774.6	107.8	3,143.8
Depreciation and amortization	337.2	175.9	142.3	24.9	680.3
Segment EBITDA	594.2	267.7	151.1	(75.8)	937.2
Other operating expenses and other income (expense) excluding divestitures	12.8	(4.4)	(8.1)	(21.7)	(21.4)

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Segment Revenues:
Total reported segments	$1,639.8	$1,592.2	$3,157.5	$3,067.2
All Other and Corporate	37.1	49.6	76.9	107.8
Adjustment to reconcile to Adjusted revenue:
Official check and money order revenues(b)	(3.9)	(4.7)	(6.8)	(14.6)
Eliminations of intersegment revenues	(16.8)	(16.3)	(34.1)	(31.2)

Adjusted revenue	1,656.2	1,620.8	3,193.5	3,129.2

Adjustment to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities(c)	50.1	57.7	98.1	110.1
Official check and money order revenues(b)	3.9	4.7	6.8	14.6
ISO commission expense	100.6	81.6	192.3	153.9
Reimbursable debit network fees, postage and other	939.0	849.9	1,803.3	1,609.0

Consolidated revenues	$2,749.8	$2,614.7	$5,294.0	$5,016.8

Segment EBITDA:
Total reported segments	$613.8	$552.5	$1,127.7	$1,013.0
All Other and Corporate	(52.7)	(39.6)	(98.8)	(75.8)

Adjusted EBITDA	561.1	512.9	1,028.9	937.2

Adjustments to reconcile to "Net loss attributable to First Data Corporation":
Divested businesses	—	1.4	—	1.4
Adjustments for non-wholly-owned entities(c)	10.9	7.8	24.1	18.0
Depreciation and amortization	(329.8)	(347.4)	(671.6)	(698.7)
Interest expense	(462.3)	(450.9)	(904.6)	(899.8)
Interest income	1.9	1.4	3.8	3.4
Other items (d)	(22.5)	2.6	(66.9)	(1.4)
Income tax benefit	88.1	122.4	236.1	260.5
Stock-based compensation	(4.4)	(1.2)	(8.5)	(6.5)
Official check and money order EBITDA(b)	1.2	1.2	1.3	7.6
Costs of alliance conversions	(6.7)	(5.9)	(13.0)	(11.7)
Stock plan modification expenses	—	(7.8)	—	(7.8)
KKR related items	(9.8)	(7.7)	(19.0)	(13.5)
Debt issuance costs	(3.5)	—	(3.5)	—

Net loss attributable to First Data Corporation	$(175.8)	$(171.2)	$(392.9)	$(411.3)

(a)

Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company's proportionate share of the investee's net book value for the International segment.

(b)	Represents an adjustment to exclude the official check and money order businesses from revenue and EBITDA due to the Company's wind down of these businesses.

(c)	Represents the net adjustment to reflect First Data's proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment and amortization related to equity method investments not included in segment EBITDA.
(d)	Includes restructuring, litigation and regulatory settlements, and impairments as applicable to the periods presented and "Other income (expense)" as presented in the Consolidated Statements of Operations.

Segment assets are as follows:

(in millions)	As of June 30, 2011	As of December 31, 2010
Assets:
Retail and Alliance Services	$24,293.9	$24,673.8
Financial Services	4,809.7	4,982.2
International	5,545.6	5,186.7
All Other and Corporate	2,641.1	2,701.4

Consolidated	$37,290.3	$37,544.1

A reconciliation of reportable segment depreciation and amortization amounts to the Company's consolidated balances in the Consolidated Statements of Cash Flows is as follows:

	Three months ended June 30,		Six months ended June 30,
(in millions)	2011	2010	2011	2010
Depreciation and amortization:
Total reported segments	$309.5	$329.1	$625.9	$655.4
All Other and Corporate	9.5	10.2	21.9	24.9

	319.0	339.3	647.8	680.3

Adjustments to reconcile to consolidated depreciation and amortization:
Adjustments for non-wholly-owned entities	28.8	26.2	57.5	54.8
Amortization of initial payments for new contracts	10.1	9.1	19.7	18.7

Total consolidated depreciation and amortization	$357.9	$374.6	$725.0	$753.8

Note 15: Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Company's chief operating decision maker ("CODM"), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company's CODM is its Chief Executive Officer. The Company is organized in three segments: Retail and Alliance Services, Financial Services and International.

Effective January 1, 2010, IPS is being reported within All Other and Corporate. Results for 2009 and 2008 have been adjusted to reflect the change. Other amounts in 2009 and 2008 have been adjusted to conform to current year presentation.

The business segment measurements provided to and evaluated by the CODM are computed in accordance with the following principles:

•	The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies.

•	Segment results exclude divested businesses.

•

Retail and Alliance Services segment revenue does not include equity earnings because it is reported using proportionate consolidation as described below. Other segment revenue includes equity earnings in affiliates (excluding amortization expense) and intersegment revenue.

•	Segment revenue excludes reimbursable debit network fees, postage and other revenue.

•

Segment earnings before net interest expense, income taxes, depreciation and amortization ("EBITDA") includes equity earnings in affiliates and excludes depreciation and amortization expense, net income attributable to noncontrolling interests, other operating expenses and other income (expense). Retail and Alliance Services segment EBITDA does not include equity earnings because it is reported using proportionate consolidation as described below. Additionally, segment EBITDA is adjusted for items similar to certain of those used in calculating the Company's compliance with debt covenants. The additional items that are adjusted to determine segment EBITDA are:

•	stock based compensation expense is excluded;

•	official check and money order businesses' EBITDA are excluded;

•

cost of data center technology and savings initiatives are excluded and represent implementation costs associated with initiatives to reduce operating expenses including items such as platform and data center consolidation initiatives in the International segment, expenses related to the reorganization of global application development resources, expenses associated with domestic data center consolidation initiatives and planned workforce reduction expenses, expenses related to the conversion of certain BAMS merchant clients onto First Data platforms, as well as certain platform development and other costs directly associated with the termination of the CPS alliance, all of which are considered nonrecurring projects (excludes costs accrued in purchase accounting);

•

debt issuance costs are excluded and represent costs associated with issuing debt and modifying the Company's debt structure as well as costs associated with the issuance of debt related to the merger with an affiliate of KKR in 2007;

•

KKR related items are excluded and represent items related to the merger with an affiliate of KKR primarily resulting from annual sponsor fees for management, consulting, financial and other advisory services and the effect of purchase accounting associated with the merger on EBITDA which is primarily the result of revenue recognition adjustments.

•

Retail and Alliance Services segment revenue and EBITDA are reflected based on the Company's proportionate share of the results of its investments in businesses accounted for under the equity method and consolidated subsidiaries with noncontrolling ownership interests. In addition, Retail and Alliance services segment measures reflect commission payments to certain ISO's, which are treated as an expense in the Consolidated Statements of Operations, as contra revenue to be consistent with revenue share arrangements with other ISO's that are recorded as contra revenue.

•

Corporate operations include administrative and shared service functions such as the executive group, legal, tax, treasury, internal audit, accounting, human resources, information technology and procurement. Costs incurred by Corporate that are directly attributable to a segment are allocated to the respective segment. Administrative and shared service costs are retained by Corporate.

The following tables present the Company's operating segment results for the years ended December 31, 2010, 2009 and 2008 (in millions):

Year ended December 31, 2010	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,923.9	$1,362.2	$1,237.5	$126.8	$5,650.4
Product sales and other	390.9	46.8	353.9	23.9	815.5
Equity earnings in affiliates(a)	—	—	29.4	—	29.4

Total segment reporting revenues	$3,314.8	$1,409.0	$1,620.8	$150.7	$6,495.3

Internal revenue	$18.0	$36.0	$8.4	$—	$62.4
External revenue	3,296.8	1,373.0	1,612.4	150.7	6,432.9
Depreciation and amortization	676.2	362.9	289.9	51.2	1,380.2
Segment EBITDA	1,322.3	553.0	329.8	(178.1)	2,027.0
Other operating expenses and other income (expense) excluding divestitures	(60.2)	(8.5)	(26.4)	(21.0)	(116.1)
Expenditures for long-lived assets	26.4	69.9	167.2	100.7	364.2
Equity earnings in affiliates	104.8	—	12.5	—	117.3
Investment in unconsolidated affiliates	1,013.5	—	194.7	—	1,208.2

Year ended December 31, 2009	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,720.1	$1,379.8	$1,197.1	$209.7	$5,506.7
Product sales and other	342.7	63.0	344.9	40.7	791.3
Equity earnings in affiliates(a)	—	—	30.1	—	30.1

Total segment reporting revenues	$3,062.8	$1,442.8	$1,572.1	$250.4	$6,328.1

Internal revenue	$16.5	$34.0	$6.5	$1.1	$58.1
External revenue	3,046.3	1,408.8	1,565.6	249.3	6,270.0
Depreciation and amortization	752.2	353.3	285.6	73.7	1,464.8
Segment EBITDA	1,193.5	645.3	398.7	(122.7)	2,114.8
Other operating expenses and other income (expense) excluding divestitures	(5.3)	(25.6)	(173.9)	(133.1)	(337.9)
Expenditures for long-lived assets	42.5	84.2	170.3	81.8	378.8
Equity earnings in affiliates	86.6	—	11.2	—	97.8
Investment in unconsolidated affiliates	1,075.8	—	215.5	—	1,291.3

Year ended December 31, 2008	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Totals
Revenues:
Transaction and processing service fees	$2,894.2	$1,480.4	$1,324.3	$220.1	$5,919.0
Product sales and other	383.0	37.1	338.5	156.8	915.4
Equity earnings in affiliates(a)	—	—	33.2	2.5	35.7

Total segment reporting revenues	$3,277.2	$1,517.5	$1,696.0	$379.4	$6,870.1

Internal revenue	$19.7	$35.9	$6.3	$0.7	$62.6
External revenue	3,257.5	1,481.6	1,689.7	378.7	6,807.5
Depreciation and amortization	901.9	321.5	254.6	81.6	1,559.6
Segment EBITDA	1,407.8	753.1	433.3	(39.2)	2,555.0
Other operating expenses and other income (expense) excluding divestitures	(1,104.6)	(1,399.6)	(366.3)	(186.8)	(3,057.3)
Expenditures for long-lived assets	30.4	180.1	202.3	34.0	446.8
Equity earnings in affiliates	109.1	—	11.8	2.1	123.0
Investment in unconsolidated affiliates	1,042.0	—	217.6	—	1,259.6

A reconciliation of reportable segment amounts to the Company's consolidated balances is as follows (in millions):

	Year ended December 31,
	2010	2009	2008
Revenues:
Total reported segments	$6,344.6	$6,077.7	$6,490.7
All Other and Corporate	150.7	250.4	379.4
Adjustments to reconcile to Adjusted revenue:
Official check and money order revenues(b)	8.0	(0.8)	(43.1)
Eliminations of intersegment revenues	(62.4)	(58.1)	(62.6)

Adjusted revenue	6,440.9	6,269.2	6,764.4

Adjustments to reconcile to Consolidated revenues:
Divested businesses	—	75.2	178.0
Adjustments for non-wholly owned entities(c)	224.1	(12.3)	(375.8)
Official check and money order revenues	(8.0)	0.8	43.1
ISO commission expense	333.8	252.7	100.9
Reimbursable debit network fees, postage and other	3,389.6	2,728.2	2,100.7

Consolidated revenues	$10,380.4	$9,313.8	$8,811.3

Segment EBITDA:
Total reported segments	$2,205.1	$2,237.5	$2,594.2
All Other and Corporate	(178.1)	(122.7)	(39.2)

Adjusted EBITDA	2,027.0	2,114.8	2,555.0

Adjustments to reconcile to "Net loss attributable to First Data Corporation":
Divested businesses	1.1	43.7	88.3
Adjustments for non-wholly owned entities(c)	34.3	(21.3)	(237.8)
Depreciation and amortization	(1,414.4)	(1,452.3)	(1,369.7)
Interest expense	(1,796.6)	(1,796.4)	(1,964.9)
Interest income	7.8	11.7	26.0
Other items(d)	(97.4)	(351.0)	(3,270.0)
Income tax benefit	323.8	578.8	699.2
Stock based compensation	(16.1)	(19.2)	(16.6)
Official check and money order EBITDA	(21.2)	(19.9)	5.7
Cost of data center, technology and savings initiatives	(33.5)	(147.9)	(229.2)
KKR merger related items	(28.5)	(26.5)	(46.3)
Debt issuance costs	(8.1)	(0.7)	(4.0)
Eliminations	—	(0.2)	—

Net loss attributable to First Data Corporation	$(1,021.8)	$(1,086.4)	$(3,764.3)

(a)	Excludes equity losses that were recorded in expense and the amortization related to the excess of the investment balance over the Company's proportionate share of the investee's net book value for the International segment and All Other and Corporate.
(b)	Represents an adjustment to exclude the official check and money order businesses from Adjusted revenue.
(c)	Represent the net adjustment to reflect First Data's proportionate share of alliance revenue and EBITDA within the Retail and Alliance Services segment and amortization related to equity method investments not included in segment EBITDA.
(d)	Includes "Other operating expenses" and "Other income (expense)" as presented on the Consolidated Statements of Operations.

Segment assets are as follows (in millions):

As of December 31,	2010	2009
Assets:
Retail and Alliance Services	$24,673.8	$25,377.3
Financial Services	4,982.2	5,238.8
International	5,186.7	5,841.5
All Other and Corporate	2,701.4	3,277.8

Consolidated	$37,544.1	$39,735.4

A reconciliation of reportable segment depreciation and amortization amounts to the Company's consolidated balances in the Consolidated Statements of Cash Flows is as follows (in millions):

	Year ended December 31,
	2010	2009	2008
Depreciation and Amortization:
Total reported segments	$1,329.0	$1,391.1	$1,478.0
All Other and Corporate	51.2	73.7	81.6

	1,380.2	1,464.8	1,559.6

Adjustments to reconcile to consolidated depreciation and amortization:
Divested businesses	—	8.9	15.8
Adjustments for non-wholly owned entities	107.2	52.4	(26.7)
Amortization of initial payments for new contracts	38.6	27.7	10.9

Total consolidated depreciation and amortization	$1,526.0	$1,553.8	$1,559.6

Information concerning principal geographic areas was as follows (in millions):

	United States	International	Total
Revenues
2010	$8,806.8	$1,573.6	$10,380.4
2009	7,789.3	1,524.5	9,313.8
2008	7,033.2	1,778.1	8,811.3
Long-Lived Assets
2010	$21,979.0	$3,424.6	$25,403.6
2009	22,962.4	3,694.7	26,657.1
2008	20,026.0	3,826.2	23,852.2

"International" represents businesses of significance, which have local currency as their functional currency regardless of the segments to which the associated revenues and long-lived assets applied.